Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes	Income (loss) before provision for income taxes consisted of:
	For the year ended June 30, 2023	For the year ended June 30, 2022	For the year ended June 30, 2021
Cayman	$(7,186,161)	$(8,837,141)	$(7,120,310)
United States	(527,712)	(617,057)	(541,744)
Hong Kong	(9,114,811)	(67,753,920)	(576,459)
Dubai	(21,020,981)	-	-
Loss before provision for income taxes	$(37,849,665)	$(77,208,118)	$(8,238,513)

Schedule of Effective Income Tax Rate	The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended June 30, 2023, 2022 and 2021:
	For the year ended June 30, 2023	For the year ended June 30, 2022	For the year ended June 30, 2021
Federal statutory rate	21.0%	21.0%	21.0%
State statutory rate	5.8%	5.6%	5.6%
Valuation allowance	(5.4)%	(26.6)%	(26.6)%
Removal of valuation allowance in disposed subsidiary	29.8%	-%	-%
Others (1)	(21.4)%	-%	-%
Effective tax rate	0.0%	0.0%	0.0%
(1)	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.

Schedule of Components of Deferred Tax Assets	Significant components of deferred tax assets were as follows:
	June 30, 2023	June 30, 2022
Deferred tax assets
Net operating loss carryforward in the U.S.	576,046	442,051
Net operating loss carryforward in the United Arab Emirates	1,891,888	-
Net operating loss carryforward in Hong Kong	-	11,274,650
Valuation allowance	(2,467,934)	(11,716,701)
Total net deferred tax assets	$-	$-